Fair Value Measurements, Derivative Instruments and Hedging Activities - Foreign Currency Exchange Risks (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Feb. 28, 2015	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013	Jan. 22, 2016	Jan. 31, 2015
Fair Value, Measurement Inputs, Disclosure [Line Items]
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI		$ 509	$ 359
Foreign currency translation adjustment		$ 150	$ 125	$ (9)
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps		60.00%	52.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps		40.00%	48.00%
Foreign Currency Intercompany Payable
Fair Value, Measurement Inputs, Disclosure [Line Items]
Designated debt and other obligations as non-derivative hedges of net investments in foreign operations		$ 2,600	$ 2,400
Princess Cruises | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						$ 590
Princess Cruises | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						504
Seabourn Cruises | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						221
Seabourn Cruises | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						$ 185
Subsequent Event
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency contract commitments					$ 2,000
Foreign currency zero cost collars – cash flow hedges | P&O Cruises (UK) Britannia | Cash Flow Hedging
Fair Value, Measurement Inputs, Disclosure [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ (33)